COMMON STOCK, STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Notes to Financial Statements
NOTE 7. COMMON STOCK, STOCK OPTIONS AND WARRANTS

Common Stock

On September 15, 2016, the stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares. In addition, the stockholders granted the Board of Directors the authority to affect a reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Private Offerings

On September 12, 2014, the Company sold 3,400,067 Units for a purchase price of $0.60 per Unit for gross proceeds of $2,040,040. Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.60 (the “Private Offering”). The Investor Warrants will be redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.50 per share with an average trading volume of 50,000 shares per day and (ii) the Company provides 20 trading days prior notice of the redemption and the closing price of the common stock is not less than $1.17 for more than any 3 days during such notice period and (iii) the underlying shares of common stock are registered.

The Company issued the Placement Agent and their designees five-year warrants (the “Placement Agent Unit Warrants”) to purchase 680,013 Units at an exercise price of $0.60 per Unit. The Placement Agent Unit Warrants are exercisable on a cash or cashless basis with respect to purchase of the Units, and will be exercisable only for cash with respect to warrants received as part of the Units.

In addition, the Placement Agent was issued warrants to purchase 1,000,000 shares of common stock exercisable for cash at $0.60 per share for investment banking services provided in connection with the transaction (the “Placement Agent Share Warrants”).

In connection with the Private Offering, the Company entered into a Registration Rights Agreement pursuant to which the Company filed a registration statement, registering for resale all shares of common stock (i) included in the Units; and (ii) issuable upon exercise of the Investor Warrants. The Company filed the Registration Statement on September 11, 2015 and it was declared effective on January 21, 2016.

During the year ended September 30, 2015, the Company sold an additional 2,837,037 Units for a purchase price of $0.54 per Unit and 200,000 Units for a purchase price of $0.60 per Unit for gross proceeds of $1,652,000. Each Unit consists of one share of common stock and one Investor Warrant (see description above).

During the year ended September 30, 2016, the Company sold an additional 4,350,001 Units for a purchase price of $0.54 per Unit and 266,667 Units for a purchase price of $0.60 per Unit for gross proceeds of $2,509,000. Each Unit consists of one share of common stock and one Investor Warrant (see description above). On May 12, 2016, the Company announced that it had completed the final phase of the Private Offering.

On March 22, 2016, the Company sold 5,000,000 shares of common stock at $0.60 per share to its Chairman of the Board, Leonard Mazur, for gross proceeds of $3,000,000. There were no expenses related to this placement.

In October 2016, the Company commenced an offering (the “2016 Offering”) of up to 15,000,000 Units at a price of $0.40 per Unit (the “2016 Offering Units”), each 2016 Offering Unit consists of (i) one share of common stock and (ii) a warrant to purchase one share of common stock (the “2016 Offering Warrants”) for gross proceeds of up to $6,000,000 with an over-subscription allotment of up to $2,000,000. Each 2016 Offering Warrant has an exercise price of $0.55 and is exercisable for five years from the date of issuance. The Placement Agent will receive a 10% cash commission on the gross proceeds of each sale of the 2016 Offering Units. In addition, on each closing the Placement Agent will also receive (i) an expense allowance equal to 3% of the proceeds of the sale, and (ii) warrants to purchase a number of shares of common stock equal to 10% of the 2016 Offering Units sold at an exercise price of $0.55 per share.

On November 23, 2016, the Company sold 975,000 2016 Offering Units for gross proceeds of $390,000. The estimated fair value of the warrants included in the 2016 Offering Units sold to the investors was $234,505. Additionally, a warrant to purchase 97,500 shares of common stock was granted to the Placement Agent pursuant to the above pricing terms. The estimated fair value of the warrant granted to the Placement Agent was $23,451. The Placement agent was paid commissions and an expense allowance of $50,700. Other costs of the placement were $156,896.

Stock Options

On September 12, 2014, the Board of Directors adopted the 2014 Stock Incentive Plan (the “2014 Plan”) and reserved 13,000,000 shares of common stock for issuance to employees, directors and consultants. On September 12, 2014, the stockholders approved the plan. Pursuant to the 2014 Plan, the Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and cash-based awards. As of December 31, 2016, there were options to purchase an aggregate of 8,732,770 shares of common stock outstanding under the 2014 Plan and 4,267,230 shares available for future grants.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Due to its limited operating history and limited number of sales of its Common Stock, the Company estimated its volatility in consideration of a number of factors including the volatility of comparable public companies. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the consolidated financial statements, to estimate option exercises and employee terminations within the valuation model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

A summary of option activity under the 2014 Plan as of December 31, 2016 and the changes during the three months then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 1, 2016	8,732,770	$0.54	8.59 years	$1,355,924
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2016	8,732,770	$0.54	8.34 years	$468,958
Exercisable at December 31, 2016	5,286,654	$0.45	7.91 years	$336,484

Stock-based compensation expense for the three months ended December 31, 2016 and 2015 was $241,514 and $121,299, respectively.

At December 31, 2016, unrecognized total compensation cost related to unvested awards of $1,145,334 is expected to be recognized over a weighted average period of 1.58 years.

Warrants

The Company has reserved 19,131,595 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at December 31, 2016:

	Exercise price	Number		Expiration Dates
Investor Warrants	$0.60	3,400,067		September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000		September 12, 2019
Investor Warrants	0.60	2,145,371		March 19, 2020 – June 26, 2020
Investor Warrants	0.60	891,666		July 2, 2020 – September 14, 2020
Investor Warrants	0.60	583,334		November 5, 2020 – November 20, 2020
Investor Warrants	0.60	2,133,334	(1)	January 7, 2021 – March 21, 2021
Investor Warrants	0.60	1,900,000	(1)	April 15, 2021 – April 25, 2021
LMB Warrants	0.41	1,352,266		June 12, 2019 - March 2, 2021
LMB Warrants	0.66	122,319		September 30, 2019 - January 8, 2020
LMB Warrants	1.38	265,814		November 3, 2019 - March 6, 2020
LMB Warrants	0.50	1,108,249		August 18, 2020 – March 14, 2021
LMB Warrants	0.91	796,649		March 24, 2022 – April 29, 2022
Financial Advisor Warrants	0.20	1,000,000		August 15, 2021
2016 Offering Warrants	0.55	975,000		November 23, 2021
2016 Offering Placement Agent Warrants	0.55	97,500		November 23, 2021
		19,131,595

__________

(1)	Fair value of these warrants are included in the derivative warrant liability

On November 23, 2016, the Company sold 975,000 2016 Offering Units, at a price of $0.40 per Unit, consisting of (i) one share of common stock and (ii) a warrant to purchase one share of common stock. Each 2016 Offering Warrant has an exercise price of $0.55 and is exercisable for five years from the date of issuance. Additionally, a warrant to purchase 97,500 shares of common stock was granted to the Placement Agent pursuant to the above pricing terms.

At December 31, 2016, the weighted average remaining life of all of the outstanding warrants is 3.59 years, all warrants are exercisable, and the aggregate intrinsic value for the warrants outstanding was $280,568.

Common Stock

In May 2014, the Company issued 200,000 shares of common stock for $50,000, or $0.25 per share.

On September 12, 2014, in connection with the Reverse Acquisition, 5,000,000 shares of common stock were recorded in the financial statements of Citius Pharmaceuticals, LLC, the accounting acquirer (See Note 1 – Reverse Acquisition).

On September 15, 2016, the stockholders approved an increase in the number of shares of authorized common stock from 90,000,000 shares to 200,000,000 shares. In addition, the stockholders granted the Board of Directors the authority to effect a reverse stock split of our common stock by a ratio of not less than 1-for-8 and not more than 1-for-20 at any time prior to September 15, 2017.

Private Offerings

In 2014, the Company entered into an investment banking agreement to raise up to $5.1 million and issue up to 8,500,000 Units described below. The agreement contemplated a Reverse Acquisition with a public company. As of December 31, 2013, the Company capitalized as deferred offering costs a $25,000 retainer for legal costs associated with this offering. The $25,000 retainer was charged to additional paid-in capital on completion of the first closing of the offering.

On September 12, 2014, the Company sold 3,400,067 Units for a purchase price of $0.60 per Unit for gross proceeds of $2,040,040. Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.60, (the “Private Offering”). The exercise price of the Investor Warrants is subject to adjustment, for up to one year, if the Company issues common stock at a price lower than the exercise price, subject to certain exceptions. The 2015 private placement described below did not result in an adjustment of the exercise price of the Investor Warrants. The Investor Warrants will be redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.50 per share with an average trading volume of 50,000 shares per day and (ii) the Company provides 20 trading days prior notice of the redemption and the closing price of the common stock is not less than $1.17 for more than any 3 days during such notice period and (iii) the underlying shares of common stock are registered.

The Placement Agent was paid a commission of ten percent (10%) and a non-accountable expense allowance of three percent (3%) of the funds raised in the Private Offering. As a result of the foregoing arrangement, the Placement Agent was paid commissions and expenses of $265,206. In addition, the Company issued to the Placement Agent and their designees five-year warrants (the “Placement Agent Unit Warrants”) to purchase 680,013 Units at an exercise price of $0.60 per Unit. The Placement Agent Unit Warrants are exercisable on a cash or cashless basis with respect to purchase of the Units, and will be exercisable only for cash with respect to warrants received as part of the Units. The exercise price of the warrants underlying the Placement Agent Unit Warrants is subject to adjustment, for up to one year, if the Company issues common stock at a price lower than the exercise price, subject to certain exceptions.

In addition, the Placement Agent was issued warrants to purchase 1,000,000 shares of common stock exercisable for cash at $0.60 per share for investment banking services provided in connection with the transaction (the “Placement Agent Share Warrants”). Other cash expenses related to the private placement totaled $169,000. The Placement Agent may, while the Placement Agent Unit Warrants are outstanding, appoint one person to the Board of Directors, and designate one person who may attend meetings of the Board of Directors as an observer. On November 2, 2015, the Placement Agent waived its right to appoint a person to the Board of Directors.

In connection with the Private Offering, the Company entered into a Registration Rights Agreement pursuant to which the Company is required to file a registration statement (the “Registration Statement”), registering for resale all shares of common stock (i) included in the Units; and (ii) issuable upon exercise of the Investor Warrants. The Company has agreed to use its reasonable efforts to cause the Registration Statement to be filed no later than 60 days after the completion of the Private Offering (the “Filing Deadline”), and to have the Registration Statement declared effective within 180 days of the Filing Deadline. Any holders of the shares of common stock removed from the Registration Statement as a result of a Section 415 comment from the SEC shall be included in a subsequent registration statement the Company will file no later than six months after the prior registration statement (or such other period as permitted by SEC rules). The Company filed the Registration Statement on September 11, 2015 and it was declared effective on January 21, 2016.

During the year ended September 30, 2015, the Company sold an additional 2,837,037 Units for a purchase price of $0.54 per Unit and 200,000 Units for a purchase price of $0.60 per Unit for gross proceeds of $1,652,000. Each Unit consists of one share of common stock and one Investor Warrant (see description above). There was no placement agent for the 2015 private placements and other cash expenses related to the placements were $142,507. In connection with these placements, the Company credited $741,058 to stockholders’ equity (deficit) and $768,435 to derivative warrant liability.

During the year ended September 30, 2016, the Company sold an additional 4,350,001 Units for a purchase price of $0.54 per Unit and 266,667 Units for a purchase price of $0.60 per Unit for gross proceeds of $2,509,000. Each Unit consists of one share of common stock and one Investor Warrant (see description above). There was no placement agent for these private placements and other cash expenses related to the placements were $81,312. In connection with these placements, the Company credited $1,229,124 to stockholders’ equity (deficit) and $1,198,564 to derivative warrant liability.

On March 22, 2016, the Company sold 5,000,000 shares of common stock at $0.60 per share to its Chairman of the Board, Leonard Mazur, for gross proceeds of $3,000,000. There were no expenses related to this placement.

Stock Options

On September 12, 2014, the Board of Directors adopted the 2014 Stock Incentive Plan (the “2014 Plan”) and reserved 13,000,000 shares of common stock for issuance to employees, directors and consultants. On September 12, 2014, the stockholders approved the plan. Pursuant to the 2014 Plan, the Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and cash-based awards. As of September 30, 2016, there were options to purchase an aggregate of 8,732,770 shares of common stock outstanding under the 2014 Plan and 4,267,230 shares available for future grants.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Due to its limited operating history and limited number of sales of its common stock, the Company estimated its volatility in consideration of a number of factors including the volatility of comparable public companies. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the consolidated financial statements, to estimate option exercises and employee terminations within the valuation model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted to employees and directors, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

The following assumptions were used in determining the fair value of stock option grants:

	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Risk-free interest rate	0.95 – 1.40%	1.37 – 1.52%	1.83%
Expected dividend yield	0%	0%	0%
Expected term	4.75 – 9 years	2.5 – 6 years	5 – 6 years
Forfeiture rate	0%	0%	0%
Expected volatility	57 – 74%	53 – 58%	54%

A summary of option activity under the 2014 Plan is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2014	—	$—
Granted	3,300,000	0.45
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2014	3,300,000	0.45	9.96 years	$495,000
Granted	600,000	0.60
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2015	3,900,000	0.47	8.94 years	$297,000
Granted	3,674,000	0.76
Assumed in acquisition	1,158,770	0.07
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2016	8,732,770	$0.54	8.59 years	$1,355,924
Exercisable at September 30, 2016	5,136,654	$0.45	8.14 years	$1,059,615

On September 12, 2014, the Board of Directors granted stock options to purchase 3,300,000 shares of common stock at an exercise price of $0.45 per share. The weighted average grant-date fair value of the options granted was estimated at $0.34 per share. These options vest over three years and have a term of 10 years.

On April 1, 2015, the Board of Directors granted stock options to purchase 100,000 shares of common stock at an exercise price of $0.60 per share. The weighted average grant-date fair value of the options granted was estimated at $0.16 per share. These options vested immediately and have a term of 5 years. On June 1, 2015, the Board of Directors granted stock options to purchase 500,000 shares of common stock at an exercise price of $0.60 per share. The weighted average grant-date fair value of the options granted was estimated at $0.27 per share. These options vest over three years and have a term of 10 years.

In October 2015, the Company appointed two new directors. Each director received an option to purchase 400,000 shares of common stock at an exercise price of $0.54 per share in consideration for their services as members of the Board of Directors. The weighted average grant-date fair value of the options was estimated at $0.28 per share. These options vest over 14 months and have a term of 10 years.

On March 30, 2016, the Company assumed stock options to purchase 1,158,770 shares of common stock in connection with the acquisition of LMB. The LMB option holders received stock options to purchase 1,068,241 shares at an exercise price of $0.001 per share and 90,529 shares at an exercise price of $0.91 per share. Pursuant to the original grants, options to purchase 72,423 shares were immediately vested and options to purchase 1,086,347 shares vest over three years. The March 30, 2016 estimated fair value of the stock options was $670,242. The fair value of the vested options was estimated at $461,808 and has been included in the purchase price of LMB. The March 30, 2016 fair value of the unvested options was estimated at $208,434 per share and will be expensed over the remaining vesting period of the options. These options all had original terms of 10 years.

On June 23, 2016, the Board of Directors granted stock options to four directors. Each director received an option to purchase 200,000 shares of common stock at an exercise price of $0.80 per share in consideration for their services as members of the Board of Directors. The weighted average grant-date fair value of the options was estimated at $0.44 per share. These options vest in full on June 23, 2017 and have a term of 10 years.

In July 2016, the Board of Directors granted stock options to purchase a total of 2,074,000 shares to three employees at prices ranging from $0.70 to $0.90 per share. The weighted average grant date fair value of the options was estimated at $0.52 per share. These options vest over terms of 19 to 48 months and have a term of 10 years.

Stock-based compensation expense for the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014 was $732,151, $486,271 and $470,185, respectively.

At September 30, 2016, unrecognized total compensation cost related to unvested awards of $1,510,923 is expected to be recognized over a weighted average period of 1.67 years.

Warrants

The Company has reserved 18,059,095 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at September 30, 2016:

	Exercise price	Number		Expiration Dates

Investor Warrants	$0.60	3,400,067		September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000		September 12, 2019
Investor Warrants	0.60	2,145,371		March 19, 2020 – June 26, 2020
Investor Warrants	0.60	891,666		July 2, 2020 – September 14,2020
Investor Warrants	0.60	583,334	(1)	November 5, 2020 – November 20, 2020
Investor Warrants	0.60	2,133,334	(1)	January 7, 2021 – March 21, 2021
Investor Warrants	0.60	1,900,000	(1)	April 15, 2021 – April 25, 2021
LMB Warrants	0.41	1,352,266		June 12, 2019 – March 2, 2021
LMB Warrants	0.66	122,319		September 30, 2019 – January 8, 2020
LMB Warrants	1.38	265,814		November 3, 2019 – March 6, 2020
LMB Warrants	0.50	1,108,249		August 18, 2020 – March 14, 2021
LMB Warrants	0.91	796,649		March 24, 2022 – April 29, 2022
Financial Advisor Warrants	0.20	1,000,000		August 15, 2021
		18,059,095

_____________________

(1)	Fair value of these warrants are included in the derivative warrant liability

On March 30, 2016, the Company granted warrants to purchase 3,645,297 shares of common stock in connection with the acquisition of LMB. The warrants have exercise prices between $0.41 and $1.38 per share. All warrants were vested at March 30, 2016. The fair value of the warrants was estimated at $1,071,172 and has been included in the purchase price of LMB.

On August 16, 2016, the Company granted warrants to purchase 1,000,000 shares of common stock in connection with a one year financial advisory agreement. The warrants were vested on issuance, have an exercise price of $0.20 per share and are exercisable on a cash or cashless basis. The fair value of the warrants was estimated at $477,181 and recorded as a prepaid expense on the issuance date. During the year ended September 30, 2016, the Company expensed $60,000 of the initial prepaid expense amount and the balance will be expensed over the remaining term of the agreement.

At September 30, 2016, the weighted average remaining life of all of the outstanding warrants is 3.77 years, all warrants are exercisable, and the aggregate intrinsic value for the warrants outstanding was $1,273,985.